REVENUES FROM CONTRACTS WITH CUSTOMERS (Details)2 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in contract liabilities balances
Decrease due to recognition of revenue	$ (453)	$ (721)	$ (1,775)	$ (2,085)	$ 2,712	$ 978
Increase due to cash received, excluding amounts recognized as revenue	$ (261)		$ 4,873			$ (7,625)